Revenue - Disclosure of detailed information about revenue (Details) - GBP (£) £ in Thousands	3 Months Ended
	Apr. 30, 2018	Apr. 30, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Licensing agreements	£ 3,628	£ 1,728
Research collaboration agreement	246	0
Revenue	£ 3,874	£ 1,728